Stockholders' Equity (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Stockholder's Equity (Textual)
Preferred stock, voting rights		Each share of our Super Voting Preferred votes as 2,000 shares of common stock.		Each share of Preferred Stock is entitled 40 votes of common stock held at the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company or action by written consent in lieu of meetings with respect to any and all matters presented to the stockholders of the Company
Basic and diluted weighted average shares computations	2,340	260	4,000	6,000	96,000
Proceeds from common stock issuances		$ 2,000,000			$ 2,086,095
Common Stock [Member]
Stockholder's Equity (Textual)
Issuance of shares					228,498
Sale of stock, number of shares issued in transaction				32,000
Basic and diluted weighted average shares computations				32,000
Sale of stock, description of transaction				(c) the issuance of a stock award pursuant to a consulting agreement valued at $95,000 or $9.50 per share, and (d) the payment of bonus incentive for $100,000 or $4.50 per share. Certificates for these shares committed for issuance are expected to be issued during fiscal year 2015.
Proceeds from common stock issuances				$ 294,000
Stock options exercised, per share				$ 7.50
Common Stock [Member] | Investor [Member]
Stockholder's Equity (Textual)
Proceeds from common stock issuances				$ 6,000
Sale of stock				$ 5.00